FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurement Levels for all Assets and Liabilities
The following tables present the fair value measurement levels for all assets which the Company has recorded at fair value as of the periods indicated:

		Fair Value Measurement Using:
(Dollars in millions)	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Fixed maturities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$830	$—	$830	$—
Obligations of U.S. States and political subdivisions	41	—	41	—
Corporate securities	9,882	—	9,512	370
Asset-backed securities	5,077	—	2,987	2,091
Mortgage-backed securities
Agency commercial	412	—	412	—
Non-agency commercial	1,121	—	1,121	—
Agency residential	5,465	—	5,465	—
Non-agency residential	1,721	—	1,721	—
Foreign government securities	2,371	—	2,371	—
Foreign corporate securities	7,653	—	7,639	14
Total fixed maturities - available for sale	34,573	—	32,099	2,474

Equity securities, fair value	180	88	92	—
(Some amounts may not reconcile due to rounding.)

		Fair Value Measurement Using:
(Dollars in millions)	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Fixed maturities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$669	$—	$669	$—
Obligations of U.S. States and political subdivisions	70	—	70	—
Corporate securities	7,010	—	6,492	518
Asset-backed securities	5,982	—	4,325	1,657
Mortgage-backed securities
Commercial	900	—	900	—
Agency residential	4,931	—	4,931	—
Non-agency residential	1,289	—	1,289	—
Foreign government securities	2,196	—	2,196	—
Foreign corporate securities	5,861	—	5,847	14
Total fixed maturities - available for sale	28,908	—	26,719	2,189

Equity securities, fair value	217	79	133	5
(Some amounts may not reconcile due to rounding.)

Schedule of Activity under Level 3, Fair Value Measurements using Significant Unobservable Inputs by Asset Type
The following table presents the activity under Level 3, fair value measurements using significant unobservable inputs for fixed maturities - available for sale, for the periods indicated:

	Total Fixed Maturities - Available for Sale
	December 31, 2025				December 31, 2024
(Dollars in millions)	Corporate Securities	Asset-Backed Securities	Foreign Corporate	Total	Corporate Securities	Asset-Backed Securities	Foreign Corporate	Total
Beginning balance fixed maturities	$518	$1,657	$14	$2,189	$672	$1,305	$16	$1,993
Total gains or (losses) (realized/unrealized)
Included in earnings (or changes in net assets)	(38)	(13)	—	(52)	(1)	—	1	—
Included in other comprehensive income (loss)	(7)	8	—	1	1	12	—	13
Purchases, issuances and settlements	(103)	440	—	336	(154)	339	(2)	183
Transfers in and/or (out) of Level 3 and reclassification
of securities in/(out) of investment categories	—	—	—	—	—	—	—	—
Ending balance	$370	$2,091	$14	$2,474	$518	$1,657	$14	$2,189

The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains
or losses relating to assets still held
at the reporting date	$(16)	$(14)	$—	$(29)	$(3)	$—	$—	$(3)
(Some amounts may not reconcile due to rounding.)